Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 6 RELATED PARTY TRANSACTIONS

Office Space

The Company subleased its office space from the holder of the FOXO Preferred Stock through May of 2022. The holder of the FOXO Preferred Stock paid all lease costs, including common area maintenance and other property management fees, on the Company’s behalf. These payments were treated as additional capital contributions.

Bridge Debentures

Prior to the conversion of the Bridge Debentures to shares of FOXO Technologies Operating Company Class A and subsequent exchange for Class A Common Stock of the Company at Closing of the Business Combination, there were related party borrowings which are described in more detail in Note 5.

Promissory Note

On June 6, 2022, the Company executed a promissory note, pursuant to which it loaned Delwinds an aggregate principal amount of $1,160, which represented $0.035 per share of Delwinds Class A common stock that was not redeemed in connection with the extension of the SPAC’s termination date from June 15, 2022 to September 15, 2022. The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to Closing of the Business Combination. The outstanding balance on the promissory note eliminated upon consolidation with the Closing of the Business Combination.

Sponsor Loan

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor loaned Delwinds funds for working capital. As of September 30, 2022, $500 was remaining due to the sponsor and is shown as a related party payable in the consolidated balance sheet.

Consulting Agreement

In April 2022, the Company executed a consulting agreement with an individual (the “Consultant”) considered to be a related party of the Company as a result of his investment in the 2021 Bridge Debentures. The agreement has a term of twelve months, over which the Consultant is to provide services that include, but are not limited to, advisory services relating to the implementation and completion of the Business Combination. Following the execution of the agreement, as compensation for such services to be rendered as well as related expenses over the term of the contract, the Consultant was paid a cash fee of $1,425. The consulting agreement also calls for the payment of an equity fee as compensation for such services. The Company issued 1,500,000 shares of FOXO Class A Common Stock to the Consultant during the second quarter of 2022 to satisfy the equity fee. The Company has determined that all compensation costs related to the consulting agreement, including both cash fees and the equity fee, represent remuneration for services to be rendered evenly over the contract term. Thus, all such costs were initially recorded at fair value as prepaid consulting fees in the consolidated balance sheet and are being recognized as selling, general and administrative expenses in the consolidated statement of operations on a straight-line basis over the term of the contract. For the three and nine months ended September 30, 2022, $2,081 and $3,568 in expenses, respectively, were recognized related to the consulting agreement.

Note 8 RELATED PARTY TRANSACTIONS

To affect the Separation, the Member and FOXO entered into an Operating Agreement that provides for the respective rights, obligations and interests of the parties to each other and the terms and conditions on which FOXO will conduct its business. The Operating Agreement provides for:

●	Initial capital contributions,

●	Additional cash capital contributions,

●	Percentage interests of the Company, and

●	Agreement to allow the Company to remain in its current leased premises in Minneapolis, MN.

Pursuant to the Operating Agreement, the Member contributed to the Company: (i) the capital stock and membership interests of its wholly-owned subsidiaries and all related intellectual property, (ii) office equipment & other assets, and (iii) $1,250 in cash, which represented initial capital contributions to the Company (the “Initial Capital Contributions”). 925 membership units were issued to the Member in exchange for such Initial Capital Contributions and were issued at a price equal to $10,000 per unit. Additionally, an equity interest was granted at Separation in the form of a 20% profits interest after capital accounts are reduced to zero (“Manager’s Interests”). The Manager’s Interests were determined to be equity classified for accounting purposes.

Pursuant to the Operating Agreement, the Member made the following additional capital contributions to the Company: (i) $1,250 on January 2, 2020, (ii) $2,500 on each March 31, 2020, June 30, 2020, and September 30, 2020, and (iii) $417 per month for each of the twenty-four (24) months following the Separation. The Company initially recorded the total cash capital contributions of $20,000 as a subscription receivable within the member’s equity section of the consolidated balance sheets. After the Corporate Conversion, the subscription receivable was recorded within the stockholders’ equity section of the consolidated balance sheets and had a balance of $0 and $3,750 as of December 31, 2021 and 2020, respectively. Additionally, the membership units and Manager’s Interests were converted into Series A preferred stock and Class B common stock, respectively.

The Company subleases its office space from the Member, as discussed in Note 7. The Member pays all lease costs, including common area maintenance and other property management fees, on the Company’s behalf. These payments are treated as additional capital contributions.

During 2019, the Company was in arbitration with a former employee. The Operating Agreement specified that upon resolution of that arbitration, the Member would pay all such resolution costs and expenses, and half of the settlement shall be deemed an additional capital contribution to the Company. As part of the Corporate Conversion, the Company’s half of the settlement was included as part of OIP as discussed in Note 9.

There are related party borrowings which are described in more detail in Note 6.